[EATON VANCE LOGO]

EATON VANCE
ASIAN
SMALL
COMPANIES
FUND


SEMIANNUAL REPORT FEBRUARY 28, 2003

                      IMPORTANT NOTICE REGARDING DELIVERY
                            OF SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

EATON VANCE ASIAN SMALL COMPANIES FUND as of February 28, 2003

INVESTMENT UPDATE

[PHOTO OF ZAHEER SITABKHAN]

Zaheer Sitabkhan
Portfolio Manager

INVESTMENT ENVIRONMENT

- The Asian markets turned in uneven performances during the six months ended February 28, 2003, as concerns about global political tensions and the strength of the U.S. recovery introduced renewed volatility. The Morgan Stanley Capital International All Country Asia Pacific Free Index declined -10.65% during the six-months ended February 28, 2003.(1)

- India's economy slowed late in 2002, as the worst drought in a decade hurt the agriculture sector. With two-thirds of India's population dependent on farming for its livelihood, the poor monsoon season had a pronounced effect on consumer consumption. The industrial sector has been somewhat sheltered from this trend by strong export demand, primarily for software and information technology services.

- Hong Kong is facing a lackluster economy that managed just 1.4% GDP growth in 2002, while battling high unemployment and deflationary pressures. However, the economy has showed signs of improvement in recent months, helped by lower interest rates. The weaker dollar has also contributed to a modest rebound in export demand.

THE FUND

     PERFORMANCE FOR THE PAST SIX MONTHS

- The Fund's Class A shares had a total return of -7.96% during the six months ended February 28, 2003.(2) This return resulted from a decrease in net asset value per share (NAV) to $20.11 on February 28, 2003 from $21.85 on August 31, 2002.

- The Fund's Class B shares had a total return of -8.23% during the six months ended February 28, 2003.(2) This return resulted from a decrease in NAV to $12.83 on February 28, 2003 from $13.98 on August 31, 2002.

     RECENT PORTFOLIO DEVELOPMENTS

- India was the Portfolio's largest country weighting, 30.7% of the Portfolio at February 28, followed by Hong Kong, at 25.0%, and South Korea, at 11.9% and Singapore, at 11.9%. In an uncertain economic climate, the Portfolio remained broadly diversified by companies, with a significant exposure to consumer sectors, as well as manufacturing companies. The Fund's performance reflected the negative impact of market declines in Hong Kong and South Korea.

- In the consumer sector, the Portfolio had investments in areas such as food and beverage companies and consumer staples. In addition to having defensive properties valued by investors in a weak economy, these companies have benefited from rising wealth levels in India, Hong Kong and mainland China, which have boosted generic growth and encouraged expansion for these companies.

- Within the manufacturing sector, selected companies have benefited from unique marketing niches or from ties to the continuing growth of mainland China. Among the Portfolio's investments were some auto and auto parts makers, which have enjoyed rising sales, while auto unit growth has faltered elsewhere in the world. Electric products constituted another manufacturing-based area that has witnessed strong demand for a broad range of applications.

- Property stocks performed poorly during the period, pressured by a challenging retail climate and lingering uncertainty over the economy. Drug stocks were a major focus, although performance was somewhat muted during the period. Some drug makers continue to leverage research capabilities through marketing agreements with large global drug companies.

THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGER AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR AN EATON VANCE FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.


FUND INFORMATION
AS OF FEBRUARY 28, 2003

Performance(3)                             Class A         Class B
----------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
----------------------------------------------------------------------------
One Year                                   -10.02%        -10.59%
Life of Fund+                               20.59           5.00

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
----------------------------------------------------------------------------
One Year                                   -15.18%        -15.06%
Life of Fund+                               18.82           4.20

+    Inception dates: Class A: 3/1/99; Class B: 10/8/99


Ten Largest Holdings(4)
-------------------------------------------------------
Dairy Farm International Holdings Ltd.             6.2%
PT Unilever Indonesia Tbk                          4.2
Cafe de Coral Holdings Ltd.                        3.6
China Insurance International Holdings             3.1
Tata Tea Ltd.                                      2.9
Sun Pharmaceutical Industries Ltd.                 2.9
Dr. Reddy's Laboratories Ltd.                      2.9
NCsoft Corp.                                       2.8
Lindeteves-Jacoberg Ltd.                           2.7
Shangri-La Asia Ltd.                               2.7

(1) It is not possible to invest directly in an Index. (2) These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC average annual returns for Class A reflect a 5.75% sales charge. Class A shares redeemed or exchanged within 3 months of settlement are subject to a 1% early redemption fee. For Class B, returns reflect applicable CDSC based on the following schedule: 5%-1st and 2nd years; 4%-3rd year; 3%-4th year; 2%-5th year; 1%-6th year. (4) Based on market value. Ten largest holdings represent 34.0% of the Portfolio's net assets. Holdings are subject to change.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

EATON VANCE ASIAN SMALL COMPANIES FUND AS OF FEBRUARY 28, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2003
Assets
----------------------------------------------------
Investment in Asian Small Companies
   Portfolio, at value
   (identified cost, $4,696,785)          $3,996,478
Receivable for Fund shares sold               33,156
Receivable from the Distributor               22,623
----------------------------------------------------
TOTAL ASSETS                              $4,052,257
----------------------------------------------------

Liabilities
----------------------------------------------------
Payable for Fund shares redeemed          $    1,000
Payable to affiliate for distribution
   and service fees                              311
Accrued expenses                               5,858
----------------------------------------------------
TOTAL LIABILITIES                         $    7,169
----------------------------------------------------
NET ASSETS                                $4,045,088
----------------------------------------------------

Sources of Net Assets
----------------------------------------------------
Paid-in capital                           $4,892,194
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                         (119,833)
Accumulated net investment loss              (26,966)
Net unrealized depreciation from
   Portfolio (computed on the basis of
   identified cost)                         (700,307)
----------------------------------------------------
TOTAL                                     $4,045,088
----------------------------------------------------

Class A Shares
----------------------------------------------------
NET ASSETS                                $3,330,426
SHARES OUTSTANDING                           165,608
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $    20.11
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $20.11)      $    21.34
----------------------------------------------------
Class B Shares
----------------------------------------------------
NET ASSETS                                $  714,662
SHARES OUTSTANDING                            55,702
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $    12.83
----------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
FEBRUARY 28, 2003
Investment Income
---------------------------------------------------
Dividends allocated from Portfolio (net
   of foreign taxes, $2,369)              $  23,624
Interest allocated from Portfolio               630
Expenses allocated from Portfolio           (27,186)
---------------------------------------------------
NET INVESTMENT LOSS FROM PORTFOLIO        $  (2,932)
---------------------------------------------------

Expenses
---------------------------------------------------
Management fee                            $   4,626
Distribution and service fees
   Class A                                    7,378
   Class B                                    3,708
Registration fees                            13,937
Custodian fee                                 7,210
Transfer and dividend disbursing agent
   fees                                       5,953
Legal and accounting services                 2,157
Printing and postage                            403
Miscellaneous                                   905
---------------------------------------------------
TOTAL EXPENSES                            $  46,277
---------------------------------------------------
Deduct --
   Preliminary allocation of expenses to
      the Distributor                     $  24,511
   Preliminary reduction of management
      fee                                     1,021
---------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $  25,532
---------------------------------------------------

NET EXPENSES                              $  20,745
---------------------------------------------------

NET INVESTMENT LOSS                       $ (23,677)
---------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
---------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $  57,702
   Foreign currency transactions             (3,499)
---------------------------------------------------
NET REALIZED GAIN                         $  54,203
---------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(277,529)
   Foreign currency                             103
---------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(277,426)
---------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(223,223)
---------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(246,900)
---------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE ASIAN SMALL COMPANIES FUND AS OF FEBRUARY 28, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       FEBRUARY 28, 2003  YEAR ENDED
IN NET ASSETS                             (UNAUDITED)        AUGUST 31, 2002
----------------------------------------------------------------------------
From operations --
   Net investment loss                    $         (23,677) $       (15,454)
   Net realized gain                                 54,203           12,194
   Net change in unrealized
      appreciation (depreciation)                  (277,426)        (156,161)
----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $        (246,900) $      (159,421)
----------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $       1,686,966  $     2,899,881
      Class B                                       173,883        1,201,390
   Cost of shares redeemed
      Class A                                      (534,168)        (796,852)
      Class B                                      (237,073)        (296,591)
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $       1,089,608  $     3,007,828
----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $         842,708  $     2,848,407
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of period                    $       3,202,380  $       353,973
----------------------------------------------------------------------------
AT END OF PERIOD                          $       4,045,088  $     3,202,380
----------------------------------------------------------------------------

Accumulated net
investment loss included
in net assets
----------------------------------------------------------------------------
AT END OF PERIOD                          $         (26,966) $        (3,289)
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE ASIAN SMALL COMPANIES FUND AS OF FEBRUARY 28, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                   CLASS A
                                  --------------------------------------------------------------------------
                                  SIX MONTHS ENDED                     YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2003    -----------------------------------------------------
                                  (UNAUDITED)(1)         2002(1)        2001(1)        2000        1999(2)
------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $21.850           $18.190        $24.130      $15.840       $10.000
------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------
Net investment income (loss)           $(0.118)          $(0.253)       $(0.268)     $(0.322)      $ 0.046
Net realized and unrealized
   gain (loss)                          (1.622)            3.913         (4.632)       8.660         5.794
------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $(1.740)          $ 3.660        $(4.900)     $ 8.338       $ 5.840
------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------
From net investment income             $    --           $    --        $    --      $(0.048)      $    --
From net realized gain                      --                --         (1.040)          --            --
------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $    --           $    --        $(1.040)     $(0.048)      $    --
------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $20.110           $21.850        $18.190      $24.130       $15.840
------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                          (7.96)%           20.12%        (20.89)%      52.65%        58.40%
------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $ 3,330           $ 2,349        $   340      $ 1,723       $   474
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                        2.50%(5)          2.52%          2.78%        2.70%         1.40%(5)
   Net expenses after
      custodian fee
      reduction(4)                        2.50%(5)          2.49%          2.50%        2.49%         1.40%(5)
   Net investment income
      (loss)                             (1.19)%(5)        (1.13)%        (1.38)%      (1.66)%        2.69%(5)
Portfolio Turnover of the
   Portfolio                                50%               83%           109%         112%          105%
------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund reflect a reduction of the management fee and distribution fee as well as an allocation of expenses to the Distributor. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            3.88%(5)          7.41%          7.84%        6.67%         8.23%(5)
   Expenses after custodian
      fee reduction(4)                    3.88%(5)          7.38%          7.56%        6.46%         8.23%(5)
   Net investment loss                   (2.57)%(5)        (6.02)%        (6.44)%      (5.63)%       (4.13)%(5)
Net investment loss per share          $(0.255)          $(1.348)       $(1.251)     $(1.092)      $(0.071)
------------------------------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) For the period from the start of business, March 1, 1999 to August 31, 1999.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of the corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE ASIAN SMALL COMPANIES FUND AS OF FEBRUARY 28, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                             CLASS B
                                  --------------------------------------------------------------
                                  SIX MONTHS ENDED               YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2003    -----------------------------------------
                                  (UNAUDITED)(1)         2002(1)        2001(1)        2000(2)
------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $13.980           $11.700        $16.070        $11.700
------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------
Net investment loss                    $(0.106)          $(0.204)       $(0.234)       $(0.345)
Net realized and unrealized
   gain (loss)                          (1.044)            2.484         (3.096)         4.715
------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $(1.150)          $ 2.280        $(3.330)       $ 4.370
------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------
From net realized gain                 $    --           $    --        $(1.040)       $    --
------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $    --           $    --        $(1.040)       $    --
------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $12.830           $13.980        $11.700        $16.070
------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                          (8.23)%           19.49%        (21.64)%        37.35%
------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $   715           $   853        $    14        $    47
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                        3.00%(5)          3.03%          3.28%          2.77%(5)
   Net expenses after
      custodian fee
      reduction(4)                        3.00%(5)          3.00%          3.00%          2.56%(5)
   Net investment loss                   (1.67)%(5)        (1.40)%        (1.88)%        (1.59)%(5)
Portfolio Turnover of the
   Portfolio                                50%               83%           109%           112%
------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund reflect a reduction of the management fee and distribution fee as well as an allocation of expenses to the Distributor. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            4.38%(5)          6.64%         10.80%          4.81%(5)
   Expenses after custodian
      fee reduction(4)                    4.38%(5)          6.61%         10.52%          4.60%(5)
   Net investment loss                   (3.05)%(5)        (5.01)%        (9.40)%        (3.63)%(5)
Net investment loss per share          $(0.194)          $(0.730)       $(1.170)       $(0.788)
------------------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) For the period from the commencement of offering of Class B shares, October 8, 1999 to August 31, 2000.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of the corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE ASIAN SMALL COMPANIES FUND AS OF FEBRUARY 28, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Asian Small Companies Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase.
   Class B shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in Asian Small Companies Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (7.6% at February 28, 2003). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

 C Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 D Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its net investment income and any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At August 31, 2002, the Fund, for federal income tax purposes, had capital loss carryovers which will reduce the taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryovers will expire August 31, 2010 and August 31, 2009, in the amounts of $71,591 and $16,389 respectively.

 E Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 F Other -- Investment transactions are accounted for on a trade-date basis.

2 Distributions to Shareholders
-------------------------------------------
   It is present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the net investment income allocated to the Fund by the Portfolio, less the Fund's direct expenses and at least one distribution annually of all or substantially all of the net realized capital gains (reduced by any available capital loss carryforwards from prior years) allocated to the Fund by the Portfolio, if any. Shareholders may reinvest all distributions in shares of the Fund at the per share net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial

EATON VANCE ASIAN SMALL COMPANIES FUND AS OF FEBRUARY 28, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED
                                              FEBRUARY 28, 2003  YEAR ENDED
    CLASS A                                   (UNAUDITED)        AUGUST 31, 2002
    -------------------------------------------------------------------------------
    Sales                                                84,408             124,359
    Redemptions                                         (26,336)            (35,513)
    -------------------------------------------------------------------------------
    NET INCREASE                                         58,072              88,846
    -------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              FEBRUARY 28, 2003  YEAR ENDED
    CLASS B                                   (UNAUDITED)        AUGUST 31, 2002
    -------------------------------------------------------------------------------
    Sales                                                13,256              80,138
    Redemptions                                         (18,556)            (20,340)
    -------------------------------------------------------------------------------
    NET INCREASE (DECREASE)                              (5,300)             59,798
    -------------------------------------------------------------------------------

   Redemptions or exchanges of Class A shares made within three months of purchase are subject to a redemption fee equal to 1% of the amount redeemed. For the six months ended February 28, 2003 the Fund received $1,081 in redemption fees on Class A shares.

4 Management Fee and Other Transactions with Affiliates
-------------------------------------------
   The management fee is earned by Eaton Vance Management (EVM) as compensation for management and administration of the business affairs of the Fund. For the six months ended February 28, 2003, the fee was equivalent to 0.25% of the Fund's daily average net assets for such period and amounted to $4,626. To reduce the net operating loss of the Fund, EVM waived $1,021 of their fee. Except for Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such management fee. Effective August 1, 2002, EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those activities. For the six months ended February 28, 2003, no significant amounts have been earned. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received approximately $2,680 as its portion of the sales charge on sales of Class A shares for the six months ended February 28, 2003.

   Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organization.

5 Distribution Plan
-------------------------------------------
   The Fund has in effect distribution plans for Class A (Class A Plan) and Class B (Class B Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and service plans for Class A and Class B (collectively, the Plans). The Class B Plan requires the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B shares. The Class A Plan requires the Fund to pay EVD an amount equal to
   (a) 0.50% of that portion of the Fund's Class A shares average daily net assets attributable to Class A shares of the Fund which have remained outstanding for less than one year and (b) 0.25% of that portion of the Fund's Class A average daily net assets which is attributable to Class A shares of the Fund which have remained outstanding for more than one year, for providing ongoing distribution services and facilities to the Fund. The Fund's Class B shares will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the aggregate amount received by the Fund for the Class B shares sold plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD. The Fund paid or accrued approximately $5,755 and $2,765 for Class A, and Class B shares, respectively, payable to EVD for the six months ended February 28, 2003, representing approximately 0.39%, and 0.75% of the average daily net assets for Class A and Class B shares, respectively. In addition, to reduce the net operating loss of the Fund, the Distributor voluntarily assumed $24,511 of the Fund's expenses. At
   February 28, 2003, the amount of Uncovered Distribution Charges EVD calculated under the Plan was approximately $39,000 for Class B shares.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A and Class B shares for

EATON VANCE ASIAN SMALL COMPANIES FUND AS OF FEBRUARY 28, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   each fiscal year. The Trustees initially implemented the Plans by authorizing the Fund to make quarterly payments of service fees to EVD and investment dealers equal to 0.25% per annum of the Fund's average daily net assets attributable to Class A and Class B shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended February 28, 2003 amounted to approximately $1,623 and $943, for Class A and Class B shares, respectively.

   Certain officers and Trustees of the Fund are officers or directors of EVD.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class A shares made within three months of purchase and on redemptions of Class B shares made within six years of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. Class A shares will be subject to a 1% CDSC if redeemed within three months of purchase. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Distribution Plan (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $3,000 of CDSC paid by Class B Shareholders for the six months ended February 28, 2003.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio aggregated $1,842,567 and $780,966 respectively, for the six months ended February 28, 2003.

ASIAN SMALL COMPANIES PORTFOLIO AS OF FEBRUARY 28, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 95.5%

SECURITY                                  SHARES       VALUE
------------------------------------------------------------------

AUSTRALIA -- 0.5%

SECURITY                                  SHARES       VALUE
Oil Companies - Exploration & Production -- 0.5%
------------------------------------------------------------------
Novus Petroleum Ltd.(1)                       378,000  $   259,680
------------------------------------------------------------------
                                                       $   259,680
------------------------------------------------------------------
Total Australia
   (identified cost $299,552)                          $   259,680
------------------------------------------------------------------

HONG KONG -- 25.0%

SECURITY                                  SHARES       VALUE
------------------------------------------------------------------
Agricultural Operations -- 1.1%
------------------------------------------------------------------
Chaoda Modern Agriculture (Holdings)
Ltd.                                        3,100,000  $   596,230
------------------------------------------------------------------
                                                       $   596,230
------------------------------------------------------------------
Appliances -- 0.9%
------------------------------------------------------------------
Allan International Holdings Ltd.           3,070,000  $   460,559
------------------------------------------------------------------
                                                       $   460,559
------------------------------------------------------------------
Containers and Packaging -- 1.5%
------------------------------------------------------------------
Singamas Container Holdings Ltd.            2,366,000  $   788,768
------------------------------------------------------------------
                                                       $   788,768
------------------------------------------------------------------
Distribution / Wholesale -- 1.2%
------------------------------------------------------------------
Linmark Group Ltd.                          2,400,000  $   606,232
------------------------------------------------------------------
                                                       $   606,232
------------------------------------------------------------------
Distribution / Wholesale / Retail -- 0.6%
------------------------------------------------------------------
Esprit Holdings Ltd.                          165,000  $   326,869
------------------------------------------------------------------
                                                       $   326,869
------------------------------------------------------------------
Electric Products -- 1.3%
------------------------------------------------------------------
Techtronic Industries Co., Ltd.               640,000  $   705,732
------------------------------------------------------------------
                                                       $   705,732
------------------------------------------------------------------
Food - Wholesale / Distribution -- 1.6%
------------------------------------------------------------------
Heng Tai Consumables Group Ltd.            10,000,000  $   859,085
------------------------------------------------------------------
                                                       $   859,085
------------------------------------------------------------------
SECURITY                                  SHARES       VALUE
------------------------------------------------------------------
Food and Beverages -- 3.1%
------------------------------------------------------------------
Harbin Brewery Group Ltd.(1)                4,000,000  $ 1,153,994
Vitasoy International Holdings Ltd.         2,278,000      493,630
------------------------------------------------------------------
                                                       $ 1,647,624
------------------------------------------------------------------
Hotels and Motels -- 2.7%
------------------------------------------------------------------
Shangri-La Asia Ltd.                        2,000,000  $ 1,436,082
------------------------------------------------------------------
                                                       $ 1,436,082
------------------------------------------------------------------
Insurance -- 3.1%
------------------------------------------------------------------
China Insurance International Holdings
Co., Ltd.                                   2,966,000  $ 1,616,297
------------------------------------------------------------------
                                                       $ 1,616,297
------------------------------------------------------------------
Metals - Industrial -- 0.8%
------------------------------------------------------------------
Lung Kee (Bermuda) Holdings Ltd.            1,492,000  $   406,526
------------------------------------------------------------------
                                                       $   406,526
------------------------------------------------------------------
Optical Supplies -- 0.6%
------------------------------------------------------------------
Sun Hing Vision Group Holdings Ltd.           754,000  $   299,705
------------------------------------------------------------------
                                                       $   299,705
------------------------------------------------------------------
Printing -- 0.8%
------------------------------------------------------------------
Global China Technology Group Ltd.(1)       9,058,000  $   441,344
------------------------------------------------------------------
                                                       $   441,344
------------------------------------------------------------------
Retail - Restaurants -- 3.6%
------------------------------------------------------------------
Cafe de Coral Holdings Ltd.                 3,033,000  $ 1,895,868
------------------------------------------------------------------
                                                       $ 1,895,868
------------------------------------------------------------------
Textiles and Apparel -- 0.9%
------------------------------------------------------------------
Victory City International Holdings Ltd.    1,978,000  $   484,419
------------------------------------------------------------------
                                                       $   484,419
------------------------------------------------------------------
Toys -- 1.2%
------------------------------------------------------------------
Dream International Ltd.                    3,318,000  $   638,159
------------------------------------------------------------------
                                                       $   638,159
------------------------------------------------------------------
Total Hong Kong
   (identified cost $11,573,111)                       $13,209,499
------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

ASIAN SMALL COMPANIES PORTFOLIO AS OF FEBRUARY 28, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

INDIA -- 30.6%

SECURITY                                  SHARES       VALUE
------------------------------------------------------------------
Auto and Parts -- 2.6%
------------------------------------------------------------------
Bharat Forge Ltd.                             245,000  $ 1,354,164
------------------------------------------------------------------
                                                       $ 1,354,164
------------------------------------------------------------------
Banking and Finance -- 3.7%
------------------------------------------------------------------
HDFC Bank Ltd.                                150,000  $   787,177
Kotak Mahindra Finance Ltd.                   325,000    1,166,273
------------------------------------------------------------------
                                                       $ 1,953,450
------------------------------------------------------------------
Broadcasting -- 2.6%
------------------------------------------------------------------
Balaji Telefilms Ltd.                         890,191  $ 1,354,638
------------------------------------------------------------------
                                                       $ 1,354,638
------------------------------------------------------------------
Building Materials -- 1.8%
------------------------------------------------------------------
Associated Cement Companies Ltd.              300,000  $   970,699
------------------------------------------------------------------
                                                       $   970,699
------------------------------------------------------------------
Coatings/Paints -- 0.8%
------------------------------------------------------------------
Asian Paints (India) Ltd.                      65,000  $   431,285
------------------------------------------------------------------
                                                       $   431,285
------------------------------------------------------------------
Drugs -- 5.9%
------------------------------------------------------------------
Dr. Reddy's Laboratories Ltd.                  83,140  $ 1,531,306
J.B. Chemicals and Pharmaceuticals Ltd.         7,835       27,088
Sun Pharmaceutical Industries Ltd.            264,550    1,555,850
------------------------------------------------------------------
                                                       $ 3,114,244
------------------------------------------------------------------
Electric - Generation -- 1.2%
------------------------------------------------------------------
Alstom Power India Ltd.(1)                    501,000  $   626,118
------------------------------------------------------------------
                                                       $   626,118
------------------------------------------------------------------
Engineering -- 4.1%
------------------------------------------------------------------
Asea Brown Boveri Ltd.                        146,095  $   983,326
Siemens India Ltd.                            178,343    1,188,391
------------------------------------------------------------------
                                                       $ 2,171,717
------------------------------------------------------------------
SECURITY                                  SHARES       VALUE
------------------------------------------------------------------
Food and Beverages -- 4.2%
------------------------------------------------------------------
Tata Tea Ltd.                                 420,000  $ 1,556,144
United Breweries Holdings Ltd.(1)             402,540      169,099
United Breweries Ltd.(1)                      268,360      500,251
------------------------------------------------------------------
                                                       $ 2,225,494
------------------------------------------------------------------
Soap & Cleaning Preparations -- 1.0%
------------------------------------------------------------------
Godrej Consumer Products Ltd.                 237,000  $   545,085
------------------------------------------------------------------
                                                       $   545,085
------------------------------------------------------------------
Software -- 2.7%
------------------------------------------------------------------
Digital Globalsoft Ltd.                        78,000  $ 1,063,182
E-Serve International Ltd.                     34,363      355,142
------------------------------------------------------------------
                                                       $ 1,418,324
------------------------------------------------------------------
Total India
   (identified cost $17,883,695)                       $16,165,218
------------------------------------------------------------------

INDONESIA -- 6.4%

SECURITY                                  SHARES       VALUE
------------------------------------------------------------------
Banking and Finance -- 0.8%
------------------------------------------------------------------
PT Bank Nisp Tbk(1)                        17,200,000  $   406,596
------------------------------------------------------------------
                                                       $   406,596
------------------------------------------------------------------
Packaging -- 1.4%
------------------------------------------------------------------
PT Dynaplast Tbk                            6,905,000  $   757,852
------------------------------------------------------------------
                                                       $   757,852
------------------------------------------------------------------
Soap & Cleaning Preparations -- 4.2%
------------------------------------------------------------------
PT Unilever Indonesia Tbk                   1,090,000  $ 2,230,061
------------------------------------------------------------------
                                                       $ 2,230,061
------------------------------------------------------------------
Total Indonesia
   (identified cost $3,167,717)                        $ 3,394,509
------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

ASIAN SMALL COMPANIES PORTFOLIO AS OF FEBRUARY 28, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

MALAYSIA -- 0.3%

SECURITY                                  SHARES       VALUE
------------------------------------------------------------------
Household Furnishing & Appliances -- 0.3%
------------------------------------------------------------------
Latitude Tree Holdings Berhad                 300,000  $   180,789
------------------------------------------------------------------
                                                       $   180,789
------------------------------------------------------------------
Total Malaysia
   (identified cost $250,025)                          $   180,789
------------------------------------------------------------------

REPUBLIC OF KOREA -- 11.9%

SECURITY                                  SHARES       VALUE
------------------------------------------------------------------
Auto and Parts -- 2.3%
------------------------------------------------------------------
Halla Climate Control Corp.(1)                 37,800  $ 1,223,952
------------------------------------------------------------------
                                                       $ 1,223,952
------------------------------------------------------------------
Commercial Services - Finance -- 1.0%
------------------------------------------------------------------
Korea Information Service, Inc.(1)             39,000  $   519,499
------------------------------------------------------------------
                                                       $   519,499
------------------------------------------------------------------
Computers and Business Equipment -- 2.7%
------------------------------------------------------------------
Sindo Ricoh Co.(1)                             29,000  $ 1,418,841
------------------------------------------------------------------
                                                       $ 1,418,841
------------------------------------------------------------------
Internet Content - Entertainment -- 2.8%
------------------------------------------------------------------
NCsoft Corp.(1)                                17,900  $ 1,471,110
------------------------------------------------------------------
                                                       $ 1,471,110
------------------------------------------------------------------
Textiles and Apparel -- 2.1%
------------------------------------------------------------------
Youngone Corp.                                936,830  $ 1,083,086
------------------------------------------------------------------
                                                       $ 1,083,086
------------------------------------------------------------------
Web Portals / ISP -- 1.0%
------------------------------------------------------------------
NHN Corp.                                      11,680  $   546,988
------------------------------------------------------------------
                                                       $   546,988
------------------------------------------------------------------
Total Republic of Korea
   (identified cost $7,056,698)                        $ 6,263,476
------------------------------------------------------------------

SINGAPORE -- 11.9%

SECURITY                                  SHARES       VALUE
------------------------------------------------------------------
Diversified Operations -- 1.8%
------------------------------------------------------------------
Noble Group Ltd.                              907,200  $   929,738
------------------------------------------------------------------
                                                       $   929,738
------------------------------------------------------------------
Electric Products -- 2.7%
------------------------------------------------------------------
Lindeteves-Jacoberg Ltd.                    3,054,000  $ 1,441,852
------------------------------------------------------------------
                                                       $ 1,441,852
------------------------------------------------------------------
Electronic Components - Miscellaneous -- 1.2%
------------------------------------------------------------------
Huan Hsin Holdings Ltd.                     1,087,000  $   613,329
------------------------------------------------------------------
                                                       $   613,329
------------------------------------------------------------------
Food - Retail -- 6.2%
------------------------------------------------------------------
Dairy Farm International Holdings Ltd.      3,120,300  $ 3,276,315
------------------------------------------------------------------
                                                       $ 3,276,315
------------------------------------------------------------------
Total Singapore
   (identified cost $4,203,474)                        $ 6,261,234
------------------------------------------------------------------

SRI LANKA -- 3.2%

SECURITY                                  SHARES       VALUE
------------------------------------------------------------------
Diversified Operations -- 1.7%
------------------------------------------------------------------
Aitken Spence and Co., Ltd.                   688,900  $   917,206
------------------------------------------------------------------
                                                       $   917,206
------------------------------------------------------------------
Food and Beverages -- 0.3%
------------------------------------------------------------------
Distilleries Co. of Sri Lanka Ltd.          1,975,000  $   173,263
------------------------------------------------------------------
                                                       $   173,263
------------------------------------------------------------------
Telecommunication Services -- 1.2%
------------------------------------------------------------------
Sri Lanka Telecom Ltd.                      4,830,000  $   623,129
------------------------------------------------------------------
                                                       $   623,129
------------------------------------------------------------------
Total Sri Lanka
   (identified cost $1,868,197)                        $ 1,713,598
------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

ASIAN SMALL COMPANIES PORTFOLIO AS OF FEBRUARY 28, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

TAIWAN -- 1.5%

SECURITY                                  SHARES       VALUE
------------------------------------------------------------------
Machinery -- 1.5%
------------------------------------------------------------------
Kaulin Manufacturing Co., Ltd.                605,000  $   802,604
------------------------------------------------------------------
                                                       $   802,604
------------------------------------------------------------------
Total Taiwan
   (identified cost $785,643)                          $   802,604
------------------------------------------------------------------

THAILAND -- 4.2%

SECURITY                                  SHARES       VALUE
------------------------------------------------------------------
Food and Beverages -- 0.5%
------------------------------------------------------------------
Serm Suk PCL(1)                                50,000  $   233,699
------------------------------------------------------------------
                                                       $   233,699
------------------------------------------------------------------
Real Estate Operating / Development -- 3.7%
------------------------------------------------------------------
Central Pattana Public Co., Ltd.            2,468,600  $ 1,367,278
Noble Development PCL(1)                    3,000,000      578,406
------------------------------------------------------------------
                                                       $ 1,945,684
------------------------------------------------------------------
Total Thailand
   (identified cost $1,535,405)                        $ 2,179,383
------------------------------------------------------------------
Total Common Stocks
   (identified cost $48,623,517)                       $50,429,990
------------------------------------------------------------------

PREFERRED STOCKS -- 0.0%

SECURITY                                  SHARES       VALUE
------------------------------------------------------------------

INDIA -- 0.0%

SECURITY                                  SHARES       VALUE
Drugs -- 0.0%
------------------------------------------------------------------
Sun Pharmaceutical Industries Ltd.,
6.00%, due 11/30/07(2)                        529,100  $    13,336
------------------------------------------------------------------
                                                       $    13,336
------------------------------------------------------------------
Total India
   (identified cost $9,520)                            $    13,336
------------------------------------------------------------------
Total Preferred Stocks
   (identified cost $9,520)                            $    13,336
------------------------------------------------------------------
Total Investments -- 95.5%
   (identified cost $48,633,037)                       $50,443,326
------------------------------------------------------------------
Other Assets, Less Liabilities -- 4.5%                 $ 2,380,395
------------------------------------------------------------------
Net Assets -- 100.0%                                   $52,823,721
------------------------------------------------------------------

 (1)  Non-income producing security.
 (2) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                       SEE NOTES TO FINANCIAL STATEMENTS

ASIAN SMALL COMPANIES PORTFOLIO AS OF FEBRUARY 28, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2003
Assets
-----------------------------------------------------
Investments, at value (identified cost,
   $48,633,037)                           $50,443,326
Cash                                        3,234,181
Foreign currency, at value (identified
   cost, $385,279)                            383,430
Receivable for investments sold                21,416
Interest and dividends receivable              78,850
Prepaid expenses                                  126
Tax reclaim receivable                          2,454
-----------------------------------------------------
TOTAL ASSETS                              $54,163,783
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Payable for investments purchased         $ 1,196,721
Accrued expenses                              143,341
-----------------------------------------------------
TOTAL LIABILITIES                         $ 1,340,062
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $52,823,721
-----------------------------------------------------
Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $51,013,474
Net unrealized appreciation (computed on
   the basis of identified cost)            1,810,247
-----------------------------------------------------
TOTAL                                     $52,823,721
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
FEBRUARY 28, 2003
Investment Income
-----------------------------------------------------
Dividends (net of foreign taxes,
   $33,008)                               $   340,776
Interest                                        9,112
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $   349,888
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $   197,546
Administration fee                             65,325
Trustees' fees and expenses                     2,534
Custodian fee                                 104,695
Legal and accounting services                  15,050
Miscellaneous                                   2,320
-----------------------------------------------------
TOTAL EXPENSES                            $   387,470
-----------------------------------------------------

NET INVESTMENT LOSS                       $   (37,582)
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $   946,337
   Foreign currency transactions              (47,383)
-----------------------------------------------------
NET REALIZED GAIN                         $   898,954
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(5,122,537)
   Foreign currency                               504
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(5,122,033)
-----------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(4,223,079)
-----------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(4,260,661)
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

ASIAN SMALL COMPANIES PORTFOLIO AS OF FEBRUARY 28, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       FEBRUARY 28, 2003  YEAR ENDED
IN NET ASSETS                             (UNAUDITED)        AUGUST 31, 2002
----------------------------------------------------------------------------
From operations --
   Net investment loss                    $         (37,582) $      (121,602)
   Net realized gain                                898,954        3,121,068
   Net change in unrealized
      appreciation (depreciation)                (5,122,033)       5,555,867
----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $      (4,260,661) $     8,555,333
----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $       1,842,567  $    10,733,574
   Withdrawals                                   (1,005,006)      (7,125,697)
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $         837,561  $     3,607,877
----------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $      (3,423,100) $    12,163,210
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of period                    $      56,246,821  $    44,083,611
----------------------------------------------------------------------------
AT END OF PERIOD                          $      52,823,721  $    56,246,821
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

ASIAN SMALL COMPANIES PORTFOLIO AS OF FEBRUARY 28, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                        SIX MONTHS ENDED                      YEAR ENDED AUGUST 31,
                        FEBRUARY 28, 2003    --------------------------------------------------------
                        (UNAUDITED)            2002        2001        2000        1999        1998
-----------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------
Ratios (As a
   percentage of
   average daily net
   assets):
   Expenses                     1.48%(1)        1.50%       1.47%       1.34%       0.85%       0.50%
   Expenses after
      custodian fee
      reduction                 1.48%(1)        1.47%       1.19%       1.13%       0.85%       0.50%
   Net investment
      income (loss)            (0.14)%(1)      (0.24)%      0.58%      (0.31)%      1.32%       1.34%
Portfolio Turnover                50%             83%        109%        112%        105%        101%
-----------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                (7.48)%         21.32%         --          --          --          --
-----------------------------------------------------------------------------------------------------
NET ASSETS, END OF
   PERIOD (000'S
   OMITTED)                  $52,824         $56,247     $44,084     $64,295     $28,485     $15,207
-----------------------------------------------------------------------------------------------------

 (1)  Annualized.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

ASIAN SMALL COMPANIES PORTFOLIO AS OF FEBRUARY 28, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Asian Small Companies Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on January 19, 1996. The Portfolio seeks to achieve capital growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At February 28, 2003, the Eaton Vance Asian Small Companies Fund held an approximate 7.6% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

 C Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

 D Income Taxes -- The Portfolio has elected to be treated as a partnership for United States Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 E Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

 F Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Realized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

ASIAN SMALL COMPANIES PORTFOLIO AS OF FEBRUARY 28, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

 G Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risk may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio may enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

 H Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.
 I Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Lloyd George Investment Management (Bermuda) Limited (the Adviser), an affiliate of Eaton Vance Management
   (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 28, 2003, the adviser fee amounted to $197,546. In addition, an administrative fee is earned by EVM for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 28, 2003, the administrative fee amounted to $65,325. Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $25,242,284 and $26,014,501, respectively, for the six months ended February 28, 2003.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at February 28, 2003, as computed on a federal income tax basis, are as follows:

    AGGREGATE COST                            $48,633,037
    -----------------------------------------------------
    Gross unrealized appreciation             $ 6,474,637
    Gross unrealized depreciation              (4,664,348)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 1,810,289
    -----------------------------------------------------

   The net unrealized depreciation on currency was $42.

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 28, 2003.

6 Risks Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly

ASIAN SMALL COMPANIES PORTFOLIO AS OF FEBRUARY 28, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

7 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At February 28, 2003 there were no outstanding obligations under these financial instruments.

EATON VANCE ASIAN SMALL COMPANIES FUND AS OF FEBRUARY 28, 2003

INVESTMENT MANAGEMENT

EATON VANCE ASIAN SMALL COMPANIES FUND

Officers

Thomas E. Faust Jr.
President

Gregory L. Coleman
Vice President

James A. Womack
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

James B. Hawkes
Chairman, President and Chief Executive Officer of BMR, EVC, EVM and EV

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
President, Unicorn Corporation
Chairman, Hellman, Jordan Management Co., Inc.
Advisory Director of Berkshire Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

ASIAN SMALL COMPANIES PORTFOLIO

Officers

Hon. Robert Lloyd George
President and Trustee

James B. Hawkes
Vice President and Trustee

Zaheer Sitabkhan
Vice President and
Portfolio Manager

William Walter Raleigh Kerr
Vice President and Assistant
Treasurer

William J. Austin, Jr.
Vice President and Treasurer

Alan R. Dynner
Secretary

Trustees

Hon. Edward K.Y. Chen
President of Lingnan College,
University of Hong Kong

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
President, Unicorn Corporation
Chairman, Hellman, Jordan Management Co., Inc.
Advisory Director of Berkshire Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

SPONSOR AND MANAGER OF EATON VANCE ASIAN SMALL COMPANIES FUND
AND ADMINISTRATOR OF ASIAN SMALL COMPANIES PORTFOLIO
Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA 02109


ADVISER OF ASIAN SMALL COMPANIES PORTFOLIO
LLOYD GEORGE INVESTMENT MANAGEMENT (BERMUDA) LIMITED
3808 One Exchange Square
Central, Hong Kong


PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260


CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116


TRANSFER AGENT
PFPC INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122



                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

For more information about Eaton Vance's privacy policies, call: 1-800-262-1122


EATON VANCE ASIAN SMALL COMPANIES FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109


THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS WHICH CONTAINS MORE COMPLETE INFORMATION ON THE FUND, INCLUDING ITS SALES CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.


405-4/03                                                                   ASSRC